Brighthouse Retirement Account Annuity
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
Updating Summary Prospectus
April 29, 2022
A Flexible Premium Variable Annuity Contract
The prospectus for Brighthouse Retirement Account Annuity , a flexible premium variable annuity contract issued by Brighthouse Life Insurance Company (the Company, or We, Us, or Our), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF85. You can also obtain this information at no cost by calling (833) 208-3018 or by sending an email request to rcg@brighthousefinancial.com. We no longer actively offer the Contracts to new purchasers, but We continue to accept new Participants under existing Contracts previously issued to Plans.
If, for an additional charge, You selected the Optional Death Benefit, We will add Purchase Payment Conservation Credits (also referred to as "bonus credits") to Your Contract with each Purchase Payment. Regardless of the death benefit selected, We will add a credit to Contract Value that is applied to an Annuity option after the first year. Expenses for variable annuity contracts with bonus credits may be higher than for other contracts without such credits. The amount of credits under the Contract may be more than offset by the higher fees and charges associated with the credits.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Glossary
Accumulation Period — the period before the commencement of Annuity payments.
Annuity — payment of income for a stated period or amount.
Annuity Period — the period following commencement of Annuity payments.
Contract — for convenience, means the Contract or Certificate (i.e., the document issued to Participants under a master group Contract ). Any reference to the Contract includes the underlying Certificate unless the context provides otherwise.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account investment option, if available, is described in a separate prospectus.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated. Funding Options are also referred to as “Subaccounts.”
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Plan — for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 or 403 of the Code.
Purchase Payments — the premium payment(s) applied to the Contract.
Purchase Payment Conservation Credit — if, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment in the form of Purchase Payment Conservation Credits.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds . The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount  — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund. Subaccounts are also referred to as "Funding Options."
Underlying Fund  — a portfolio of an open-end management investment company in which You may invest through the Separate Account. May also be referred to as “Portfolio Company.”
You, Your — “You,” depending on the context, may be the Certificate holder, the Participant or the Contract Owners and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).
Updated Information You Should Consider About the Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since You entered into Your Contract.
Effective May 31, 2022, certain contact information for the office that administers your Contract has changed. The new contact information is as follows:
•	For Contracts currently receiving annuity payments, general servicing requests and communications should be directed to: Brighthouse Life Insurance Company, Attn: Pano 2, P.O. Box 305073, Nashville, TN 37230-5073, phone: (888) 243-1932, fax: (877) 245-2964.
•	For Contracts currently receiving annuity payments, claims related communications should be directed to: Brighthouse Life Insurance Company, Attn: Pano 2, P.O. Box 305074, Nashville, TN 37230-5074, phone: (888) 243-1932, fax: (877) 245-2964.
The following Underlying Fund name changes occurred:

•	The Brighthouse/Aberdeen Emerging Markets Equity Portfolio of Brighthouse Funds Trust I changed its name to Brighthouse/abrdn Emerging Markets Equity Portfolio.
•	The Clarion Global Real Estate Portfolio of Brighthouse Funds Trust I changed its name to the CBRE Global Real Estate Portfolio.

Important Information You Should Consider About the Contract

Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals	If You withdraw money during the first 5 years following a Purchase Payment, You may be assessed a withdrawal charge of up to 5% of the Purchase Payment and any applicable Purchase Payment Conservation Credits withdrawn, declining to 0% over that time period.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment.	Fee Table and Examples Charges and Deductions – Withdrawal Charge
Transaction Charges	In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.	Fee Table and Examples Charges and Deductions

	Fees and Expenses			Location in Prospectus
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.			Fee Table and Examples Charges and Deductions Appendix A: Underlying Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.80%	0.80%
	Investment options (Portfolio Company fees and expenses)[2]	0.27%	1.44%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.45% [3]	0.45% [3,4]
1 As a percentage of average daily net assets of the Separate Account.
[2] As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average daily net assets of the Separate Account. This is the charge for the only optional benefit during the Accumulation Period.
[4] During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, an additional charge of up to 3.00% (as a percentage of average daily net assets of the Separate Account ) will apply.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract , the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract , which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost $1,140	Highest Annual Cost $3,075
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive Portfolio Company fees and expenses
• No optional benefits
• No Purchase Payment Conservation Credits
• No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Portfolio Company fees and expenses
• No Purchase Payment Conservation Credits
• No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges may apply for the first 5 years of the Contract. Withdrawal charges will reduce the value of Your Contract if You withdraw money during that time period.
	• The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks of Investing in the Contract
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Underlying Funds).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available Underlying Funds and prospectus disclosure for the Fixed Account before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at (888) 243-1968.	Principal Risks of Investing in the Contract
Restrictions
Investments	• Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.
• We reserve the right to limit the number of transfers in circumstances of frequent or large transfers. At a minimum, We would always allow one transfer every six months.
• Transfers to and from the Fixed Account are subject to special limitations.
• We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract.
	• If You participate through a retirement Plan, your Plan may limit your Funding Options .	Transfers
Optional Benefits	• If you elect the Variable Annuitization Floor Benefit, we limit or restrict the investment options that You may select under the Contract during the Annuity Period. We may change these restrictions in the future.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• You may select only certain Annuity options if exercising the Variable Annuitization Floor Benefit.
• We may stop offering an optional benefit at any time for new sales.
• Purchase Payment Conservation Credits may not be included in the calculation of the optional death benefit. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.
	• The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.	Purchase Payment Conservation Credits Death Benefit – Optional Death Benefit and Credit Payment Options – Variable Annuitization Floor Benefit

	Taxes	Location in Prospectus
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59½.	Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Other Information – Distribution of the Contracts
Exchanges	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract You already own if You determine, after comparing the features, fees, and risks of both contracts, that it is better for You to purchase the new contract rather than continue to own Your existing contract.	Other Information – Exchanges

Appendix A

Underlying Funds Available Under the Contract
The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF85. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits You choose, You may not be able to select certain Underlying Funds. See Appendix B: Underlying Funds Available Under the Benefits Offered Under the Contract . Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.67%	16.42%	19.70%	15.66%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.42%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.64%	5.54%	6.61%	7.22%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.97%	18.13%	14.64%	12.88%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.06%	31.77%	9.82%	12.17%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	0.90%	-4.81%	10.23%	5.27%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.68%	24.20%	17.96%	16.16%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.62%	34.70%	10.29%	9.28%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	8.66%	7.35%	9.00%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	33.18%	11.41%	12.74%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	15.47%	18.14%	14.17%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.80%	7.12%	19.19%	16.92%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.75%	33.01%	8.60%	11.45%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	11.71%	12.29%	8.45%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.87%	-10.78%	37.29%	20.60%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.53%	5.61%	5.42%	3.16%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.72%	-1.39%	3.89%	3.32%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	25.98%	11.74%	13.28%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	26.12%	11.86%	—
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.84%	31.80%	12.47%	11.98%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	-0.19%	1.01%	0.54%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.85%	3.69%	5.73%	5.03%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.85%	7.42%	7.84%	7.10%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.88%	10.90%	10.18%	9.20%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.92%	14.71%	12.62%	11.26%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.80%	14.54%	18.78%	15.37%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	16.91%	27.14%	20.21%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.27%	-1.93%	3.32%	2.64%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.38%	10.72%	9.38%	7.84%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.30%	14.52%	11.93%	13.20%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.26%	28.36%	18.18%	16.26%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.79%	13.99%	9.67%	9.46%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	25.54%	12.51%	13.70%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.74%	11.36%	15.95%	15.61%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
Seeks capital appreciation.	Delaware VIP® Small Cap Value Series — Standard Class Delaware Management Company Subadvisers: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.75%	34.42%	9.54%	12.08%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.85%	27.51%	19.87%	16.35%
Seeks capital appreciation.	Dynamic Capital Appreciation Portfolio — Service Class 2† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.91%	24.27%	20.30%	17.19%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.86%	25.31%	13.32%	13.00%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund — Class 2 Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.44%	-5.74%	10.60%	4.84%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.11%	4.16%	2.71%	4.00%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	16.54%	18.84%	16.93%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	ClearBridge Variable Aggressive Growth Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	10.30%	11.65%	13.81%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	23.66%	16.71%	14.98%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	26.80%	15.29%	13.86%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	21.94%	21.52%	19.44%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.71%	26.21%	12.37%	12.98%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.53%	-1.97%	4.44%	5.37%
Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Variable Socially Responsive Balanced Fund# 1919 Investment Counsel, LLC	0.89%	18.53%	16.38%	12.34%
#	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
‡	This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Appendix B

Underlying Funds Available Under the Benefits Offered Under the Contract
If You have elected the Variable Annuitization Floor Benefit under the Contract, Your Underlying Fund selections are subject to restrictions during the Annuity Period . Otherwise, Your Contract is not subject to any Underlying Fund selection restrictions.
Underlying Fund Selection Restrictions for the Variable Annuitization Floor Benefit
If You elect this benefit, then during the Annuity Period, You cannot select any Underlying Funds other than those listed below.
•	MFS® Value Portfolio
•	BlackRock Bond Income Portfolio
•	Western Asset Management U.S. Government Portfolio
B-1

The prospectus and statement of additional information ("SAI") include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (833) 208-3018 or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF85.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000068747